SHARE CAPITAL - CAPITAL MANAGEMENT - NARRATIVE (Details)	Dec. 31, 2021	Dec. 31, 2020
SHARE CAPITAL
Debt-to-capital ratio	10.60%	10.10%
Liability-to-asset ratio	51.60%	49.00%